                                                          1997 Semiannual Report

                                      [GRAPHICS]


U.S. GROWTH FUNDS

Small Company Growth Fund
--------------------------------------------------------------------------------
Emerging Growth Fund
--------------------------------------------------------------------------------
Growth Fund
--------------------------------------------------------------------------------

CONTENTS

SMALL COMPANY GROWTH FUND

Letter to Shareholders.........................................................2

Financial Statements and Notes................................................11

Investments in Securities.....................................................23

Directors and Officers........................................................28

Shareholder Services..........................................................29

Glossary***...................................................................33

EMERGING GROWTH FUND

Letter to Shareholders.........................................................5

Financial Statements and Notes................................................11

Investments in Securities.....................................................25

Directors and Officers........................................................28

Shareholder Services..........................................................29

Glossary***...................................................................33

GROWTH FUND

Letter to Shareholders.........................................................8

Financial Statements and Notes................................................11

Investments in Securities.....................................................27

Directors and Officers........................................................28

Shareholder Services..........................................................29

Glossary***...................................................................33

This report is intended for shareholders of Small Company Growth Fund, Emerging Growth Fund and Growth Fund, but may also be used as sales literature if preceded or accompanied by a prospectus. The prospectus gives details about the charges, investment results, risks and operating policies of the funds.

*An investment in a Piper money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

*** This report includes a glossary to help you understand financial words used in the portfolio managers' letters. When you see this symbol, it indicates a word that is defined in the glossary.

INTERNATIONAL GROWTH FUNDS
-------------------------------
Emerging Markets Growth Fund
Pacific-European Growth Fund

U.S. GROWTH FUNDS
-------------------------------
Small Company Growth Fund                   Portfolios that offer the
Emerging Growth Fund                        opportunity for long-term capital
Growth Fund                                 appreciation are valued by many
                                            investors for their potential to
                                            build wealth over time.

GROWTH AND INCOME FUNDS
-------------------------------
Growth and Income Fund
Balanced Fund

INCOME FUNDS
-------------------------------
Government Income Fund
Intermediate Bond Fund
Adjustable Rate Mortgage Securities Fund

TAX-EXEMPT INCOME FUNDS
-------------------------------
National Tax-Exempt Fund
Minnesota Tax-Exempt Fund

CASH MANAGEMENT FUNDS*
-------------------------------
Money Market Fund
Tax-Exempt Money Market Fund
U.S. Government Money Market Fund
Institutional Money Market Fund


Piper Funds provide you with the flexibility to help you pursue your financial goals. Among our funds, we offer a spectrum of investment objectives and convenient shareholder services to meet the varied needs of today's investors.

Contact your Piper Jaffray Investment Executive for more information about the Piper Funds, including prospectuses, or call Mutual Fund Services at 1 800 866-7778. Please read the prospectuses carefully before investing.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]
William H. Ellis
President
Piper Capital Management
--------------------------------------------------------------------------------

May 15, 1997
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

What are you expecting from the markets this year? There's no denying that the stock market's been on a bit of a roller coaster ride of late. The past six months alone have seen record Dow highs, followed by quick downturns and rebounds that are higher still. In fact, stock and bond prices have seen unprecedented growth for almost 15 years. And, fortunately, more of you than ever are sharing in these gains.

    Word has it that investors' EXPECTATIONS have soared right along with these phenomenal returns, and that's troubling. Don't get me wrong - we're happy about the gains investors have enjoyed. But it's important that we all understand the markets' potential for volatility and balance that with a good dose of reality.

    Here's what I mean. According to Ibbotson Associates, the markets have, on average, returned 11% in large-company stocks and 5% in long-term government bonds per year since 1926.* Yet today's investors expect much more. I recently read the results of a national survey by Louis Harris and Associates that found a wide majority of investors expect at least a 14% stock market return over the next 10 years (which is the average annual return from the last decade). Some predict even greater returns.

    No matter what the markets bring this year, I believe it's important to maintain a long-term perspective. History shows that it's common for investors to bail out at the first signs of a market downturn. But if I've learned one thing from my 30 years in the financial services industry, it's this: you can gain only if you stay in the game for the long term. Remember that market and interest rate volatility (like we saw in March) are normal parts of investing. I've never met anyone who can always time the market to their advantage. Here's an adage to keep in mind: focus on "TIME IN the market," not "TIMING the market."

    My other advice for weathering the bumpy markets? Stay in touch with your Investment Executive. Together, you have probably already set your financial goals and formulated a plan to help you reach them. Stick to that plan. During this uncertain time, your Investment Executive can help you sort through the clutter and tune out the market noise. Best of all, your broker can lend you the perspective gained from years of experience and help you focus on long-term results.

Thank you for your investment and best wishes for the balance of 1997.

Sincerely,

/s/William H. Ellis

William H. Ellis

Investor Expectations
--------------------------------------------------------------------------------
What investors expect from the stock market over the next 10 years.

[GRAPH]

Source: Louis Harris and
Associates, 1996

*Past performance does not guarantee future results. Keep in mind that stocks are more volatile than bonds, and long-term government bonds are guaranteed by the U.S. government or its agencies as to payment of principal and interest.

--------------------------------------------------------------------------------
                    1  1997 Semiannual Report - U.S. Growth Funds

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

[PHOTO]
SANDRA SHREWSBURY, CFA
is primarily responsible for the management of Small Company Growth Fund. She has 14 years of financial experience. Other management team members are shown on pages 3-7.
--------------------------------------------------------------------------------

May 15, 1997
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1997, SMALL COMPANY GROWTH FUND CLASS A RECORDED A TOTAL RETURN OF -2.44%,* WHICH INCLUDES REINVESTED DISTRIBUTIONS BUT NOT THE FUND'S SALES CHARGES. In comparison, the Standard & Poor's SmallCap 600 Index+ had a total return of -0.18%. While the fund underperformed its benchmark*** index for the six-month period, we are pleased that it performed better than the funds that make up the Lipper Small Company Funds Average,** which returned -4.65%. We'll discuss the factors that contributed to the fund's performance, and the fund's strategy for the coming months below.

THE SMALL-CAP MARKET HAS BEEN A VERY TOUGH ENVIRONMENT SINCE OUR TEAM TOOK OVER THE MANAGEMENT OF THIS FUND LAST FALL. In July 1996, market leadership shifted dramatically from small- and mid-cap stocks to large-cap stocks and from growth to value styles. Since that time, large-cap stocks with strong current earnings have shown the greatest price gains, while small-and mid-cap stocks have lagged in performance by a considerable amount.

--------------------------------------------------------------------------------
CLASS A AVERAGE ANNUALIZED TOTAL RETURNS
Includes the fund's maximum 4% front-end sales charge.

One Year                                                                  -5.79%
--------------------------------------------------------------------------------
Five Year                                                                  6.85%
--------------------------------------------------------------------------------
Ten Year                                                                   7.69%
--------------------------------------------------------------------------------
Since Inception (3/16/87)                                                  7.66%
--------------------------------------------------------------------------------

CLASS B CUMULATIVE TOTAL RETURNS
Includes the fund's contingent deferred sales charge.

Since Inception (2/18/97)                                                -15.14%
--------------------------------------------------------------------------------

During some periods, the fund's adviser waived or paid certain fund expenses and/or the fund's distributor voluntarily limited certain 12b-1 fees for the fund. Otherwise, the class A average annualized total returns would have been:
-6.53% one year, 6.21% five year, 7.04% ten year and 6.91% since inception; and the class B cumulative since inception total return would have been: -15.80%.

* The fund operated as Equity Strategy Fund until September 13, 1996, with an objective of high total investment return consistent with prudent investment risk. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. SAFETY OF PRINCIPAL IS NOT GUARANTEED. Stocks of small companies are more volatile than stocks of larger companies. The fund's investments may face special risks such as lack of manage-ment experience, limited financial resources and product diversification or the lack of competitive strength as compared to larger companies. See the prospectus for more complete information regarding risks.

FUND PERFORMANCE THROUGH MARCH 31, 1997*
--------------------------------------------------------------------------------
Growth of $10,000 Invested Since Inception

[GRAPH]

** An unmanaged index, that includes no expenses or transaction charges, of large-capitalization stocks.

+ The average total return, not including sales charges, of similar funds as characterized by Lipper Analytical Services.

All fund and benchmark returns include reinvested distributions.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
                    2  1997 Semiannual Report - U.S. Growth Funds

--------------------------------------------------------------------------------


[PHOTO]
JILL THOMPSON, CFA
assists with the management of Small Company Growth Fund and Emerging Growth Fund. She has eight years of financial experience.
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND REMAINS OVERWEIGHTED*** IN TECHNOLOGY, A SECTOR*** THAT HAS SUFFERED DURING RECENT MONTHS. We did decrease the fund's holdings in the sector somewhat over the last three months; however, we believe in the potential of this area for the long term - especially the companies whose stocks the fund holds. These include Natural MicroSystems Corp. (which represented 2% of the fund's total assets as of March 31, 1997), DuPont Photomasks (1%) and Cymer, Inc. (1%). The fund's diversification within the technology sector, its emphasis on semiconductor companies, and its lack of stocks in the networking area (which recently suffered great losses) have worked to its advantage during this period.

DURING THIS VOLATILE TIME, WE'RE REMAINING TRUE TO OUR INVESTMENT PHILOSOPHY AND FOCUSING ON SMALL COMPANIES WITH EXCELLENT FUNDAMENTALS,*** STRONG POTENTIAL
FOR GROWTH AND GOOD VALUES. We look for companies that have seasoned management, competitive advantages and strong financial conditions. Right now, small-cap stock prices are quite attractive in comparison to stocks of larger companies, and we're excited about the opportunities this presents to purchase good companies at good prices.

WHILE THE SMALL-CAP MARKET CONTINUES TO BE A CHALLENGING ONE, OUR TEAM IS EXPERIENCED AND HAS BEEN THROUGH CHALLENGING MARKETS BEFORE. Near term, we see the potential for further increases in interest rates, which is a risk. But despite the volatility in the market, our outlook for small-cap stocks is positive. Valuations*** are as low as they've been in years, and the companies that we own should deliver good earnings. We believe that, overall, the economic environment is positive for them. We

TOP 10 HOLDINGS
--------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1997.

1   Herman Miller                                                            3%
--------------------------------------------------------------------------------
2   Natural MicroSystems                                                     2%
--------------------------------------------------------------------------------
3   TCF Financial                                                            2%
--------------------------------------------------------------------------------
4   Comverse Technology                                                      2%
--------------------------------------------------------------------------------
5   ReliaStar Financial                                                      2%
--------------------------------------------------------------------------------
6   TriQuint Semiconductor                                                   2%
--------------------------------------------------------------------------------
7   INSO                                                                     2%
--------------------------------------------------------------------------------
8   JP Foodservice                                                           2%
--------------------------------------------------------------------------------
9   Stratasys                                                                2%
--------------------------------------------------------------------------------
10  Genesis Health Ventures                                                  2%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION BY SECTOR
--------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1997.

[GRAPH]

+ An unmanaged index, that includes no expenses or transaction charges, of small-capitalization stocks.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
                    3  1997 Semiannual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

[PHOTO]
Joyce Halbe, CFA
assists with the management of Emerging Growth Fund and Small Company Growth Fund. She has 12 years of financial experience.
--------------------------------------------------------------------------------

are committed to our investment process and we believe that companies with strong fundamentals will be rewarded in the long run. At some point, market sentiment will shift, and our goal for your fund is to be positioned with the very best companies in the portfolio at that time.

We thank you for your investment in Small Company Growth Fund. As this new fund weathers this very demanding market, we want to assure you that we remain committed to providing quality management services.

Sincerely,

/S/Sandra Shrewsbury

Sandra Shrewsbury
Portfolio Manager

--------------------------------------------------------------------------------
                    4  1997 Semiannual Report - U.S. Growth Funds

EMERGING GROWTH FUND
--------------------------------------------------------------------------------

[PHOTO]
SANDRA SHREWSBURY, CFA
is primarily responsible for the management of Emerging Growth Fund. She has 14 years of financial experience. Other management team members are shown on pages 3-7.
--------------------------------------------------------------------------------

May 15, 1997
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1997, EMERGING GROWTH FUND CLASS A RECORDED A TOTAL RETURN OF -10.47%,* WHICH INCLUDES REINVESTED DISTRIBUTIONS BUT NOT THE FUND'S SALES CHARGES. In comparison, the Lipper MidCap Funds Average+ returned -3.62%, and the Standard & Poor's MidCap 400 Index** had a total return of 4.48%. We're disappointed in the fund's underperformance, which we attribute to two things: a market that is currently unfavorable for mid- and small-cap growth stocks, and the fund's overweighting in the poorly performing health care and technology sectors.***

IT'S IMPORTANT THAT YOU, AS SHAREHOLDERS, UNDERSTAND THE VOLATILITY THAT THE MID- AND SMALL-CAP MARKETS ARE CURRENTLY EXPERIENCING. Last summer, market leadership dramatically shifted from mid- and small-cap stocks to large-cap stocks and from growth to value styles. Since that time, large-cap stocks with strong current earnings have shown great price gains. However, the same can't be said for mid- and small-cap stocks, so this trend has been a frustrating challenge to those of us who invest in these markets. For Emerging Growth Fund, which focuses on smaller, more growth-oriented companies than the Lipper average and S&P index, this environment has produced disappointing relative returns for the past few quarters.


CLASS A AVERAGE ANNUALIZED TOTAL RETURNS
Includes the fund's maximum 4% front-end sales charge.

One Year                                                                  -8.44%
--------------------------------------------------------------------------------
Five Year                                                                 11.65%
--------------------------------------------------------------------------------
Since Inception (4/23/90)                                                 15.08%
--------------------------------------------------------------------------------

CLASS B AND Y CUMULATIVE TOTAL RETURNS
Class B shares include the fund's contingent deferred sales charge. Sales charges do not apply to Class Y shares.

Class B Since Inception (2/18/97)                                        -13.65%
--------------------------------------------------------------------------------
Class Y Since Inception (2/18/97)                                         -9.97%
--------------------------------------------------------------------------------

During some periods, the fund's adviser waived or paid certain fund expenses and/or the fund's distributor voluntarily limited certain 12b-1 fees for the fund. Otherwise, the class A average annualized total returns would have been:
-8.60% one year, 11.45% five year and 14.86% since inception.

* Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. SAFETY OF PRINCIPAL IS NOT GUARANTEED. Stocks of mid-sized companies are more volatile than stocks of larger companies. The fund's investments may face special risks such as limited product lines, markets or financial resources. See the prospectus for more complete information regarding risks.


FUND PERFORMANCE THROUGH MARCH 31, 1997*
--------------------------------------------------------------------------------
Growth of $10,000 Invested Since Inception

[GRAPH]

** An unmanaged index, that includes no expenses or transaction charges, of mid-capitalization stocks.


+ The average total return, not including sales charges, of similar funds as characterized by Lipper Analytical Services.

All fund and benchmark returns include reinvested distributions.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
                    5   1997 Semiannual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

[PHOTO]
Mary Hoyme, CFA
assists with the management of Emerging Growth Fund and Small Company Growth Fund. She has 14 years of financial experience.
--------------------------------------------------------------------------------

CHANGES IN THE FUNDAMENTALS***  AND STRATEGIES OF SOME OF THE COMPANIES
IN THE FUND, ALONG WITH DISAPPOINTING PERFORMANCE FROM OTHERS, CAUSED US TO MAKE SOME CHANGES TO THE FUND'S PORTFOLIO. In the health care sector, the fund sold its position in IDEXX Laboratories because we were concerned about their dependence on their core veterinarian test products, which have experienced slowing growth. We also removed U.S. Filter from the portfolio, because we were concerned about the risks involved with a change in business strategy. This company recently disclosed plans to open retail water outlets in malls, in addition to the commercial and municipal water services areas of its business. Other companies' stocks were removed from the portfolio because of disappointing performance. These included Corporate Express, an office products supplier, and Alternative Resources, a temporary services firm.

WE RECENTLY ADDED TO THE FUND'S HOLDINGS IN THE CORRECTIONS AREA, AS WELL AS THE CONTRACT RESEARCH AND BIOTECHNOLOGY AREAS. WE HAVE LIKED THE UNDERLYING fundamentals in these industries for some time, but the valuations*** on the stocks have been extremely high. These stocks are now more reasonably priced, and we have been able to make some investments in these types of companies, including Wackenhut Corrections, a private corrections company; Biochem Pharma, a Canadian biotechnology company; and Quintiles
Transnational, a company that provides clinical trial management services to pharmaceutical and biotechnology companies. These three companies represented 0.66%, 0.52% and 0.70% of the fund's total assets as of March 31, 1997, respectively.


TOP 10 HOLDINGS
--------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1997.

1   Stewart Enterprises Class A                                              3%
--------------------------------------------------------------------------------
2   Altera                                                                   2%
--------------------------------------------------------------------------------
3   United Waste Systems                                                     2%
--------------------------------------------------------------------------------
4   Andrew Corporation                                                       2%
--------------------------------------------------------------------------------
5   The FINOVA Group                                                         2%
--------------------------------------------------------------------------------
6   Wisconsin Central Transportation                                         2%
--------------------------------------------------------------------------------
7   Smith International                                                      2%
--------------------------------------------------------------------------------
8   TCF Financial                                                            2%
--------------------------------------------------------------------------------
9   Green Tree Financial                                                     2%
--------------------------------------------------------------------------------
10  CUC International                                                        2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY SECTOR
--------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1997.

[GRAPH]

** An unmanaged index, that includes no expenses or transaction charges, of mid-capitalization stocks.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
                    6  1997 Semiannual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

[PHOTO]
ADAM BENSON
assists with the management of Emerging Growth Fund and Small Company Growth Fund. He has three years of financial experience.
--------------------------------------------------------------------------------

DURING THIS VOLATILE TIME, WE'RE REMAINING TRUE TO OUR INVESTMENT PHILOSOPHY AND FOCUSING ON MID-SIZED COMPANIES WITH EXCELLENT FUNDAMENTALS, STRONG POTENTIAL FOR GROWTH AND GOOD VALUES. We look for companies that have seasoned management, competitive advantages and strong financial conditions. Right now, mid-cap stock prices are quite attractive in comparison to stocks of larger companies, and we're excited about the opportunities this presents to purchase good companies at good prices.

THE MID-CAP MARKET HAS BEEN A CHALLENGING ONE OVER THE PAST 10 MONTHS; HOWEVER, OUR TEAM IS EXPERIENCED AND HAS BEEN THROUGH CHALLENGING MARKETS BEFORE. Near term, we see the potential for further increases in interest rates, which is a risk. But despite the volatility in the market, our outlook for mid-cap stocks remains positive. Valuations are as low as they've been in years, and the companies that we own should deliver good earnings. We believe that, overall, the economic environment is positive for them. We are committed to our investment process and we believe that companies with strong fundamentals will be rewarded in the long run. At some point, market sentiment will shift, and our goal for your fund is to be positioned with the very best companies in the portfolio at that time.

We thank you for your investment in Emerging Growth Fund. We are committed to providing you with quality service as you work to achieve your financial goals.

Sincerely,

/S/Sandra Shrewsbury

Sandra Shrewsbury
Portfolio Manager


--------------------------------------------------------------------------------
                    7   1997 Semiannual Report - U.S. Growth Funds

GROWTH FUND
--------------------------------------------------------------------------------

[PHOTO]
STEVE MARKUSEN, CFA
is primarily responsible for the management of Growth Fund's portfolio. He has 13 years of financial experience.
--------------------------------------------------------------------------------
May 15, 1997
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1997, GROWTH FUND CLASS A PROVIDED A TOTAL RETURN OF 3.68%,* WHICH INCLUDES REINVESTED DISTRIBUTIONS BUT NOT THE FUND'S SALES CHARGES. In comparison, the Lipper Growth Funds Average+ returned 4.07%, and the Standard & Poor's 500 Index** had a total return of 11.23%. The index's performance was driven by a very small group of blue-chip stocks.*** Growth Fund's investments represent a broader range of stocks, and so the fund underperformed the S&P 500 for the six-month period. However, the fund underperformed other growth funds, as represented by the Lipper average, only modestly.

IN JULY 1996, MARKET LEADERSHIP SHIFTED FROM SMALL- AND MID-CAP STOCKS TO LARGE-CAP STOCKS AND FROM GROWTH TO VALUE STYLES. Since that time, the largest stocks with strong current earnings have shown the greatest price gains. For example, the performance of the S&P 500 has been driven by stocks of very large companies like General Electric, Coca-Cola, Merck and Microsoft. Your fund's philosophy is to invest in mid- to large-sized companies that offer long-term growth opportunities and sell at reasonable values. This investment style has not done well in the current stock market environment.

IN OUR OPINION, THE LEADING STOCKS OF THE PAST SEVERAL MONTHS WENT FROM BEING OVERVALUED*** TO BEING EXTREMELY OVERVALUED; HOWEVER, WE BELIEVE THIS
MAY BE CORRECTING ITSELF.  Recently, U.S. economic growth has been strong, which has prompted the Federal Reserve Board to increase interest rates to head off
--------------------------------------------------------------------------------

CLASS A AVERAGE ANNUALIZED TOTAL RETURNS
Includes the fund's maximum 4% front-end sales charge.

One Year                                                                  2.70%
--------------------------------------------------------------------------------
Five Year                                                                 8.95%
--------------------------------------------------------------------------------
Ten Year                                                                 11.64%
--------------------------------------------------------------------------------
Since Inception (3/16/87)                                                11.62%
--------------------------------------------------------------------------------

Class B Cumulative Total Returns
Includes the fund's contingent deferred sales charge.

Since Inception (2/18/97)                                                -9.83%
--------------------------------------------------------------------------------

During some periods, the fund's adviser waived or paid certain fund expenses and/or the fund's distributor voluntarily limited certain 12b-1 fees for the fund. Otherwise, the class A average annualized total returns would have been:
2.49% one year, 8.75% five year, 11.39% ten year and 11.37% since inception.

* Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. SAFETY OF PRINCIPAL IS NOT GUARANTEED. The fund is subject to certain risks, including market volatility. See the prospectus for more complete information regarding risks.

Fund Performance Through March 31, 1997*
--------------------------------------------------------------------------------
Growth of $10,000 Invested Since Inception

[GRAPH]

** An unmanaged index, that includes no expenses or transaction charges, of large-capitalization stocks.

+ The average total return, not including sales charges, of similar funds as characterized by Lipper Analytical Services.

All fund and benchmark returns include reinvested distributions.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
                    8  1997 Semiannual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

[PHOTO]
BRENT MELLUM, CFA
assists with the management of Growth Fund. He has three years of financial experience.
--------------------------------------------------------------------------------

inflation. The rise in rates has finally resulted in a correction*** of large stocks. During the last month of this reporting period, the S&P 500 had a -4.1% return, and some of the leaders early in the year (Philip Morris, AT&T, Merck and Cisco Systems) were large contributors to that decline.

THE CURRENT MARKET TREND PRESENTS A REAL CHALLENGE TO THOSE OF US WHO INVEST IN GROWTH STOCKS, BECAUSE WE BELIEVE STRONGLY IN THE GROWTH POTENTIAL OF COMPANIES LIKE THOSE THAT MAKE UP THIS FUND. The companies in this fund have done very well during this period from a business standpoint, even though their stock prices have not. Look, for example, at some of the companies in the fund's Top 10 Holdings list. Over the past few years, we've seen great growth in oil service company Baker Hughes (which represented 4% of the fund's total assets on March 31, 1997) and The Gap (4%), a specialty retailing company. We expect this growth to continue. Yet, their stock prices are down 17% and 12%, respectively, from their highs of a year ago. These are strong, well-managed companies, with good growth prospects, and we believe they are excellent investment opportunities.

WE BELIEVE THE STOCKS THAT THE FUND OWNS REPRESENT A COMBINATION OF LONG-TERM GROWTH AND VALUE. Energy and energy-related stocks provided consistent good performance for the fund during the period. We continue to overweight this sector,*** and our holdings include Transocean Offshore (4%), a deep water drilling company. In addition, the fund has significant investments in growth cyclical*** stocks like AlliedSignal (5%), an aerospace and industrial products company; and in growth stocks like AirTouch Communications (3%), a global wireless communications company. AirTouch is a company we're excited about. We believe this company will see high growth in cashflow and earnings as its cellular properties mature over the next three years.

THE FUND MAINTAINED ITS UNDERWEIGHTING*** IN TECHNOLOGY STOCKS DURING THE PERIOD, AS THE SECTOR CONTINUED ITS POOR PERFORMANCE. However, we believe it will be worth our time to research this area in the coming

TOP 10 HOLDINGS
--------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1997.

1   AlliedSignal                                                             5%
--------------------------------------------------------------------------------
2   Morton International                                                     5%
--------------------------------------------------------------------------------
3   Schlumberger Limited                                                     5%
--------------------------------------------------------------------------------
4   Baker Hughes                                                             4%
--------------------------------------------------------------------------------
5   Enron                                                                    4%
--------------------------------------------------------------------------------
6   Transocean Offshore                                                      4%
--------------------------------------------------------------------------------
7   The Gap                                                                  4%
--------------------------------------------------------------------------------
8   AirTouch Communications                                                  3%
--------------------------------------------------------------------------------
9   Magna International Class A                                              3%
--------------------------------------------------------------------------------
10  Ford Motor                                                               3%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY SECTOR
--------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1997.

[GRAPH]

** An unmanaged index, that includes no expenses or transaction charges, of large-capitalization stocks.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
                    9  1997 Semiannual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

months. A number of technology stocks have lost from 50% to 80% of their value over the last year, so there may be some opportunities there. We'll also look at companies in the financial services and health care sectors, two other areas in which the fund has been underweighted. We recently boosted the fund's investments in these sectors by adding to holdings in American International Group (2%), The FINOvA Group (1%) and Columbia Healthcare (1%).

AS LONG AS THE ECONOMY STAYS STRONG, WE BELIEVE THERE WILL CONTINUE TO BE UPWARD PRESSURE ON INTEREST RATES. We have positioned Growth Fund consistent with our market outlook and investment discipline. We'll continue to focus on individual stocks that we feel offer long-term earnings growth and good value. We know the companies that are in the fund's portfolio. We have met with and have confidence in the managements, we understand their businesses, and we believe they offer long-term growth potential to the fund.

Thank you for your investment in Growth Fund. We appreciate the opportunity to help you meet your investment goals.

Sincerely,


/s/Steve Markusen            /s/Brent Mellum

Steve Markusen               Brent Mellum
Portfolio Manager            Portfolio Manager

--------------------------------------------------------------------------------
                    10  1997 Semiannual Report - U.S. Growth Funds

            Financial Statements (Unaudited)

--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES  March 31, 1997
 ..................................................................

                                                                 SMALL
                                                                COMPANY        EMERGING
                                                                 GROWTH         GROWTH          GROWTH
                                                                  FUND           FUND            FUND
                                                              ------------   -------------   -------------
ASSETS:
Investments in securities at market value* (note 2)
  (including repurchase agreements of $1,236,000;
  $19,558,000 and $111,000, respectively) ..................  $26,007,135    $265,459,577    $172,331,541
Cash in bank on demand deposit .............................      170,449          10,720          10,918
Receivable for investment securities sold ..................      126,246       1,585,770       1,661,270
Receivable for fund shares sold ............................       24,237          37,625          10,348
Dividends and accrued interest receivable ..................        3,042          72,293         172,811
                                                              ------------   -------------   -------------
  Total assets .............................................   26,331,109     267,165,985     174,186,888
                                                              ------------   -------------   -------------

LIABILITIES:
Payable for fund shares redeemed ...........................        4,477         239,714         144,111
Accrued investment management fee ..........................       18,304         166,098         109,295
Accrued distribution and service fees ......................        8,343          71,013          52,827
                                                              ------------   -------------   -------------
  Total liabilities ........................................       31,124         476,825         306,233
                                                              ------------   -------------   -------------
  Net assets applicable to outstanding capital stock .......  $26,299,985    $266,689,160    $173,880,655
                                                              ------------   -------------   -------------
                                                              ------------   -------------   -------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital ...............  $26,642,722    $185,545,429    $116,629,019
Distributions in excess of net investment income ...........      (52,941)       (789,551)       (101,170)
Accumulated net realized gain (loss) on investments ........     (889,281)     13,480,482      10,023,554
Unrealized appreciation of investments .....................      599,485      68,452,800      47,329,252
                                                              ------------   -------------   -------------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $26,299,985    $266,689,160    $173,880,655
                                                              ------------   -------------   -------------
                                                              ------------   -------------   -------------

NET ASSET VALUE AND OFFERING PRICE:
Class A:
  Net assets ...............................................  $26,244,525    $225,354,471    $173,828,770
  Shares outstanding .......................................    4,097,433      19,975,849      17,572,053
  Net asset value ..........................................  $      6.41    $      11.28    $       9.89
  Maximum offering price per share (net asset value plus 4%
    of offering price) .....................................  $      6.68    $      11.75    $      10.30
Class B:
  Net assets ...............................................  $    55,460    $    187,428    $     51,885
  Shares outstanding .......................................        8,659          16,621           5,247
  Net asset value and offering price per share .............  $      6.40    $      11.28    $       9.89
Class Y:
  Net assets ...............................................           --    $ 41,147,261              --
  Shares outstanding .......................................           --       3,645,195              --
  Net asset value and offering price per share .............           --    $      11.29              --

* Investments in securities at identified cost .............  $25,407,650    $197,006,777    $125,002,289
                                                              ------------   -------------   -------------
                                                              ------------   -------------   -------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

11                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------

                      STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 1997
 ..................................................................

                                                                 SMALL
                                                                COMPANY        EMERGING
                                                                 GROWTH         GROWTH          GROWTH
                                                                  FUND           FUND            FUND
                                                              ------------   -------------   ------------
INCOME:
Dividends (net of foreign withholding taxes of $0; $0 and
  $8,953, respectively) ....................................  $    39,230    $    471,175    $ 1,281,222
Interest ...................................................      109,196         516,724        123,045
                                                              ------------   -------------   ------------

  Total income .............................................      148,426         987,899      1,404,267
                                                              ------------   -------------   ------------

EXPENSES (NOTE 5):
Investment management fee ..................................      111,631       1,011,964        647,270
Distribution and service fees:
  Class A ..................................................       74,394         716,819        459,559
  Class B ..................................................           34             137             36
  Class Y ..................................................           --              --             --
Transfer agent and dividend disbursing agent fees ..........       22,113          86,402         55,899
Custodian and accounting fees ..............................       22,944         105,342         76,229
Registration fees ..........................................       19,800          30,706         19,168
Reports to shareholders ....................................       15,195          22,070         18,490
Directors' fees ............................................        3,619           3,619          3,619
Audit and legal fees .......................................       33,991          27,872         28,112
Other expenses .............................................        3,993          23,102         14,366
                                                              ------------   -------------   ------------
  Total expenses ...........................................      307,714       2,028,033      1,322,748
    Less Class A expenses waived by the distributor ........      (25,990)       (249,809)      (159,671)
    Less expenses waived by the adviser ....................      (81,804)             --             --
                                                              ------------   -------------   ------------

  Net expenses before expenses paid indirectly .............      199,920       1,778,224      1,163,077
    Less expenses paid indirectly ..........................         (392)           (774)           (25)
                                                              ------------   -------------   ------------

  Total net expenses .......................................      199,528       1,777,450      1,163,052
                                                              ------------   -------------   ------------

  Net investment income (loss) .............................      (51,102)       (789,551)       241,215
                                                              ------------   -------------   ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 3) ..................    2,319,238      15,108,064     13,434,502
Net change in unrealized appreciation or depreciation of
  investments ..............................................   (2,855,660)    (45,482,874)    (6,780,661)
                                                              ------------   -------------   ------------

  Net gain (loss) on investments ...........................     (536,422)    (30,374,810)     6,653,841
                                                              ------------   -------------   ------------

    Net increase (decrease) in net assets resulting from
      operations ...........................................  $  (587,524)   $(31,164,361)   $ 6,895,056
                                                              ------------   -------------   ------------
                                                              ------------   -------------   ------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

12                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                      SMALL COMPANY
                                                                       GROWTH FUND                 EMERGING GROWTH FUND
                                                              -----------------------------   -------------------------------
                                                               Six Months                       Six Months
                                                              Ended 3/31/97    Year Ended     Ended 3/31/97      Year Ended
                                                               (Unaudited)       9/30/96       (Unaudited)        9/30/96
                                                              -------------   -------------   --------------   --------------
OPERATIONS:
Net investment income (loss) ...............................   $   (51,102)   $     84,218    $    (789,551)   $  (1,124,687)
Net realized gain on investments ...........................     2,319,238       7,564,663       15,108,064       32,003,899
Net change in unrealized appreciation or depreciation of
  investments ..............................................    (2,855,660)     (5,498,330)     (45,482,874)      13,771,971
                                                              -------------   -------------   --------------   --------------

  Net increase (decrease) in net assets resulting from
    operations .............................................      (587,524)      2,150,551      (31,164,361)      44,651,183
                                                              -------------   -------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
  From net investment income ...............................       (82,511)       (175,841)              --               --
  From net realized gains ..................................    (8,846,747)     (3,725,755)     (27,377,820)     (23,854,784)
CLASS B:
  From net investment income ...............................            --              --               --               --
  From net realized gains ..................................            --              --               --               --
CLASS Y:
  From net investment income ...............................            --              --               --               --
  From net realized gains ..................................            --              --               --               --
                                                              -------------   -------------   --------------   --------------
  Total distributions ......................................    (8,929,258)     (3,901,596)     (27,377,820)     (23,854,784)
                                                              -------------   -------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
CLASS A ....................................................     4,788,090     (15,702,321)     (24,257,198)      30,340,269
CLASS B ....................................................        60,765              --          200,886               --
CLASS Y ....................................................            --              --       45,518,965               --
                                                              -------------   -------------   --------------   --------------
  Increase (decrease) in net assets from capital share
    transactions ...........................................     4,848,855     (15,702,321)      21,462,653       30,340,269
                                                              -------------   -------------   --------------   --------------
  Total increase (decrease) in net assets ..................    (4,667,927)    (17,453,366)     (37,079,528)      51,136,668

Net assets at beginning of period ..........................    30,967,912      48,421,278      303,768,688      252,632,020
                                                              -------------   -------------   --------------   --------------

Net assets at end of period ................................   $26,299,985    $ 30,967,912    $ 266,689,160    $ 303,768,688
                                                              -------------   -------------   --------------   --------------
                                                              -------------   -------------   --------------   --------------

Undistributed (distributions in excess of) net investment
  income ...................................................   $   (52,941)   $     80,672    $    (789,551)              --
                                                              -------------   -------------   --------------   --------------
                                                              -------------   -------------   --------------   --------------


                                                                       GROWTH FUND
                                                              ------------------------------

                                                               Six Months
                                                              Ended 3/31/97     Year Ended
                                                               (Unaudited)       9/30/96
                                                              -------------   --------------
OPERATIONS:
Net investment income (loss) ...............................  $    241,215    $     498,018
Net realized gain on investments ...........................    13,434,502       16,132,322
Net change in unrealized appreciation or depreciation of
  investments ..............................................    (6,780,661)      10,738,269
                                                              -------------   --------------
  Net increase (decrease) in net assets resulting from
    operations .............................................     6,895,056       27,368,609
                                                              -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
  From net investment income ...............................      (389,354)        (511,937)
  From net realized gains ..................................   (17,840,007)     (19,384,717)
CLASS B:
  From net investment income ...............................            --               --
  From net realized gains ..................................            --               --
CLASS Y:
  From net investment income ...............................            --               --
  From net realized gains ..................................            --               --
                                                              -------------   --------------
  Total distributions ......................................   (18,229,361)     (19,896,654)
                                                              -------------   --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
CLASS A ....................................................     6,858,104       (1,655,157)
CLASS B ....................................................        54,776               --
CLASS Y ....................................................            --               --
                                                              -------------   --------------
  Increase (decrease) in net assets from capital share
    transactions ...........................................     6,912,880       (1,655,157)
                                                              -------------   --------------
  Total increase (decrease) in net assets ..................    (4,421,425)       5,816,798
Net assets at beginning of period ..........................   178,302,080      172,485,282
                                                              -------------   --------------
Net assets at end of period ................................  $173,880,655    $ 178,302,080
                                                              -------------   --------------
                                                              -------------   --------------
Undistributed (distributions in excess of) net investment
  income ...................................................  $   (101,170)   $      46,969
                                                              -------------   --------------
                                                              -------------   --------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

13                                     1997 Semiannual Report - U.S. Growth
                                     Funds

             Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
                      Piper Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single, open-end management investment company. The company currently has 12 series, including Small Company Growth Fund, Emerging Growth Fund, and Growth Fund (the funds), each of which is classified as a diversified series. The company's articles of incorporation permit the board of directors to create additional series in the future.

                      The funds commenced offering Class B shares and Emerging Growth Fund commenced offering Class Y shares on February 18, 1997. All shares existing prior to that date were classified as Class A shares. Key features of each class are:

                      CLASS A:
                      - Subject to a front-end sales charge

                      - Lower annual expenses than Class B

                      CLASS B:
                      - No front-end sales charge

                      - Subject to a contingent deferred sales charge upon redemption

                      - Higher annual expenses than Class A

                      - Automatic conversion to Class A shares at the beginning of the sixth calendar year after issuance

                      CLASS Y:
                      - Requires a minimum initial investment of $1 million or more

                      - No front-end or contingent deferred sales charges

                      - Lower annual expenses than other classes

                      The classes of shares have the same rights and are identical in all respects except that each class bears different distribution expenses, has exclusive voting rights with respect to matters affecting that class and has different exchange privileges.

                      Small Company Growth Fund invests primarily in common stocks of small-capitalization companies.

                      Emerging Growth Fund invests primarily in common stocks and securities convertible into common stocks of emerging growth companies, emphasizing those with headquarters, offices or manufacturing facilities in states where Piper Jaffray maintains offices.

                      Growth Fund invests in a broadly diversified mix of stocks from many industries.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                      INVESTMENTS IN SECURITIES
                      Investments in securities traded on a national securities exchange or on the Nasdaq National Market System are valued at the last reported sales price that day. Securities traded on a national securities exchange or on the Nasdaq National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available

--------------------------------------------------------------------------------

14                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------
                      are valued at the mean of the bid and asked prices. Exchange-traded options are valued at the last sales price on the exchange prior to the time when assets are valued. If no sales were reported that day, the options will be valued at the mean between the current closing bid and asked prices. Financial futures are valued at the last settlement price established each day by the board of trade or exchange on which they are traded. Such valuations are determined using independent pricing services or prices quoted by independent brokers.

                      The value of certain fixed income securities will be provided by an independent pricing service, which determines these valuations at a time earlier than the close of the New York Stock Exchange. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists will be valued using market quotations obtained from one or more dealers that make markets in the securities.

                      Occasionally, events affecting the value of such securities may occur between the time valuations are determined and the close of the Exchange. If events materially affecting the value of such securities occur, if the fund's management determines for any other reason that valuations provided by the pricing service or dealers are inaccurate or when market quotations are not readily available, securities will be valued at their fair value according to procedures decided upon in good faith by the board of directors. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                      Securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond discount and premium computed on a level-yield basis, is accrued daily.

                      OPTIONS TRANSACTIONS
                      For hedging purposes, the funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the funds give up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the funds pay a premium whether or not the option is exercised. The funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                      Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The funds will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on the sale of a written call option, the purchase cost of a written put option, or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------

15                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------

                      FUTURES TRANSACTIONS
                      For hedging purposes, the funds may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                      Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires.

                      FEDERAL TAXES
                      Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. In addition, on a calendar-year basis, the funds will distribute substantially all of their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                      Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Distributions which exceed the net investment income or net realized gains for financial statement purposes are presented as an "excess distribution" in the statements of changes in net assets and the financial highlights. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

                      ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Class-specific expenses, which include distribution and service fees, are charged directly to such class.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions to shareholders from net investment income will be declared separately for each class and paid at least annually. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or reinvested in additional shares of the same class.

                      REPURCHASE AGREEMENTS
                      For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances to a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint

--------------------------------------------------------------------------------

16                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------
                      repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
                      Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended March 31, 1997, were as follows:

                                                    SMALL
                                                   COMPANY          EMERGING           GROWTH
                                                 GROWTH FUND       GROWTH FUND          FUND
                                                 ------------     -------------     ------------
Purchases ...................................    $22,145,705      $  86,774,179     $ 30,065,059
Proceeds from sales .........................    $25,330,314      $ 103,098,763     $ 42,962,211

                      For the six months ended March 31, 1997, brokerage commissions paid to Piper Jaffray Inc., an affiliated broker, amounted to $1,800, $0 and $0 for Small Company Growth Fund, Emerging Growth Fund, and Growth Fund, respectively.

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
                      Small Company Growth Fund, Emerging Growth Fund, and Growth Fund declared 100% stock dividends on October 21, 1996, December 23, 1995, and October 21, 1996,
                      respectively. Shareholders received one additional share of capital stock for each share they owned and the net asset value of each share was reduced by half.

                      Capital share transactions for all classes of the funds were as follows:

                                                       SIX MONTHS ENDED                     YEAR ENDED
                                                      MARCH 31, 1997(A)                 SEPTEMBER 30, 1996
                                                 ----------------------------     ------------------------------
                                                   SHARES           AMOUNT           SHARES           AMOUNT
                                                 -----------     ------------     ------------     -------------
SMALL COMPANY GROWTH FUND:
CLASS A (authorized four billion shares of $0.01 par value):
  Purchases of fund shares ..................        670,817     $  4,735,665           77,719     $   1,445,527
  Issued for reinvested distributions .......      1,298,315        8,636,664          211,527         3,901,679
  Redemptions of fund shares ................     (1,074,044)      (8,584,239)      (1,130,511)      (21,049,527)
  Issued for stock dividend .................      1,555,872               --               --                --
                                                 -----------     ------------     ------------     -------------
                                                   2,450,960     $  4,788,090         (841,265)    $ (15,702,321)
                                                 -----------     ------------     ------------     -------------
                                                 -----------     ------------     ------------     -------------
CLASS B (authorized two billion shares of $0.01 par value):
  Purchases of fund shares ..................          8,659     $     60,765
                                                 -----------     ------------
                                                       8,659     $     60,765
                                                 -----------     ------------
                                                 -----------     ------------

(A) REPRESENTS PERIOD FROM FEBRUARY 18 (COMMENCEMENT OF OFFERING OF SHARES) TO MARCH 31, 1997, FOR CLASS B AND
CLASS Y.

--------------------------------------------------------------------------------

17                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED                     YEAR ENDED
                                                       MARCH 31, 1997(A)                SEPTEMBER 30, 1996
                                                 -----------------------------     -----------------------------
                                                   SHARES           AMOUNT           SHARES           AMOUNT
                                                 -----------     -------------     -----------     -------------
EMERGING GROWTH FUND:
CLASS A (authorized four billion shares of $0.01 par value):
  Purchases of fund shares ..................      3,253,612     $  40,058,058       4,424,067     $  65,931,347
  Issued for reinvested distributions .......      2,159,866        26,933,532         986,585        23,845,752
  Redemptions of fund shares ................     (3,604,815)      (44,514,947)     (3,766,383)      (59,436,830)
  Redemptions in exchange for Class Y
    shares ..................................     (3,744,871)      (46,733,841)             --                --
  Issued for stock dividend .................             --                --      10,529,165                --
                                                 -----------     -------------     -----------     -------------
                                                  (1,936,208)    $ (24,257,198)     12,173,434     $  30,340,269
                                                 -----------     -------------     -----------     -------------
                                                 -----------     -------------     -----------     -------------
CLASS B (authorized two billion shares of $0.01 par value):
  Purchases of fund shares ..................         16,621     $     200,886
                                                 -----------     -------------
                                                 -----------     -------------
                                                      16,621     $     200,886
                                                 -----------     -------------
                                                 -----------     -------------
CLASS Y (authorized one billion shares of $0.01 par value):
  Purchases of fund shares ..................         29,094     $     349,442
  Purchases in exchange for Class A
    shares ..................................      3,744,871        46,733,841
  Redemptions of fund shares ................       (128,770)       (1,564,318)
                                                 -----------     -------------
                                                   3,645,195     $  45,518,965
                                                 -----------     -------------
                                                 -----------     -------------

                                                       SIX MONTHS ENDED                     YEAR ENDED
                                                       MARCH 31, 1997(A)                SEPTEMBER 30, 1996
                                                 -----------------------------     -----------------------------
                                                   SHARES           AMOUNT           SHARES           AMOUNT
                                                 -----------     -------------     -----------     -------------
GROWTH FUND:
CLASS A (authorized four billion shares of $0.01 par value):
  Purchases of fund shares ..................      1,029,559     $  11,248,429         909,407     $  18,395,008
  Issued for reinvested distributions .......      1,772,740        17,663,981       1,050,275        19,897,268
  Redemptions of fund shares ................     (2,033,592)      (22,054,306)     (1,987,117)      (39,947,433)
  Issued for stock dividend .................      8,376,464                --              --                --
                                                 -----------     -------------     -----------     -------------
                                                   9,145,171     $   6,858,104         (27,435)    $  (1,655,157)
                                                 -----------     -------------     -----------     -------------
                                                 -----------     -------------     -----------     -------------
CLASS B (authorized two billion shares of $0.01 par value):
  Purchases of fund shares ..................          5,247     $      54,776
                                                 -----------     -------------
                                                       5,247     $      54,776
                                                 -----------     -------------
                                                 -----------     -------------

(A) REPRESENTS PERIOD FROM FEBRUARY 18 (COMMENCEMENT OF OFFERING OF SHARES) TO MARCH 31, 1997, FOR CLASS B AND
CLASS Y.

                      Sales charges received by Piper Jaffray Inc. (Piper Jaffray), the funds' distributor, for distributing the funds' shares for the six months ended March 31, 1997, were as follows:

                                                    SMALL COMPANY                    EMERGING
                                                     GROWTH FUND                   GROWTH FUND                    GROWTH FUND
                                                 -------------------     --------------------------------     -------------------
                                                 CLASS A     CLASS B     CLASS A      CLASS B     CLASS Y     CLASS A     CLASS B
                                                 -------     -------     --------     -------     -------     -------     -------
Front-end sales charges .....................    $4,629      $   --      $ 20,552     $   --      $   --      $8,289      $   --
Contingent deferred sales charges ...........       935          --         5,341         --          --       1,384          --
                                                 -------     -------     --------     -------     -------     -------     -------
                                                 $5,564      $   --      $ 25,893     $   --      $   --      $9,673      $   --
                                                 -------     -------     --------     -------     -------     -------     -------
                                                 -------     -------     --------     -------     -------     -------     -------

                      Front-end sales charges received by Piper Jaffray for distributing the funds' shares were $23,234, $695,309 and $169,574 for Small Company Growth Fund, Emerging Growth Fund, and Growth Fund, respectively, for the year ended September 30, 1996.

(5) EXPENSES
 ................................
                      INVESTMENT MANAGEMENT FEE
                      The company has entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital manages each fund's assets and

--------------------------------------------------------------------------------

18                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------
                      furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay Piper Capital a monthly fee based on average daily net assets. The fee for each fund is equal to an annual rate of 0.75% of the first $100 million in net assets, 0.65% of the next $200 million and decreasing percentages thereafter to 0.50% of net assets in excess of $500 million.

                      DISTRIBUTION AND SERVICE FEES
                      Each fund also pays Piper Jaffray fees accrued daily and paid quarterly for providing shareholder services and distribution-related services. The fees for each class, which are being voluntarily limited for Class A for the year ending September 30, 1997, are stated below as a percent of average daily net assets attributable to such class.

                                                  SMALL COMPANY              EMERGING
                                                   GROWTH FUND              GROWTH FUND              GROWTH FUND
                                                 ---------------     -------------------------     ---------------
                                                 CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     CLASS
                                                   A         B         A         B         Y         A         B
                                                 -----     -----     -----     -----     -----     -----     -----
Distribution fee ............................    0.25%     0.75%     0.25%     0.75%       --      0.25%     0.75%
Service fee .................................    0.25%     0.25%     0.25%     0.25%       --      0.25%     0.25%
                                                 -----     -----     -----     -----     -----     -----     -----
  Total distribution and service fees .......    0.50%     1.00%     0.50%     1.00%       --      0.50%     1.00%
                                                 -----     -----     -----     -----     -----     -----     -----
                                                 -----     -----     -----     -----     -----     -----     -----
  Total distribution and service fees after
    voluntary limitation ....................    0.33%     1.00%     0.33%     1.00%       --      0.33%     1.00%
                                                 -----     -----     -----     -----     -----     -----     -----
                                                 -----     -----     -----     -----     -----     -----     -----

                      SHAREHOLDER ACCOUNT SERVICING FEES
                      The company has also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) perform various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which are paid monthly to Piper Jaffray and Piper Trust for providing these services, are equal to an annual rate of $6.00 per active shareholder account and $1.60 per closed account. For the six months ended March 31, 1997, Piper Jaffray and Piper Trust received the following amounts in connection with the shareholder account servicing agreements:

                                                  SMALL
                                                 COMPANY      EMERGING
                                                  GROWTH       GROWTH       GROWTH
                                                   FUND         FUND         FUND
                                                 --------     --------     --------
Piper Jaffray ...............................    $14,564      $67,830      $39,602
Piper Trust .................................         49       11,072        8,796
                                                 --------     --------     --------
                                                 $14,613      $78,902      $48,398
                                                 --------     --------     --------
                                                 --------     --------     --------

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, distribution and shareholder account servicing fees, each fund is responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses. For the year ending September 30, 1997, Piper Capital voluntarily limited total fees and expenses for Small Company Growth Fund to annual rates of 1.34% and 2.00% of average daily net assets attributable to such shares for Class A and Class B, respectively.

                      Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

--------------------------------------------------------------------------------

19                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      SMALL COMPANY GROWTH FUND

                                                                               CLASS A
                                               ------------------------------------------------------------------------
                                               Six Months
                                                  Ended
                                                March 31,                      Year Ended September 30,
                                                  1997         --------------------------------------------------------
                                               (Unaudited)       1996        1995        1994        1993        1992
                                               -----------     --------     -------     -------     -------     -------
PER-SHARE DATA (A)
Net asset value, beginning of period ........    $  9.41       $   9.73     $  8.59     $  8.42     $  6.79     $  6.41
                                               -----------     --------     -------     -------     -------     -------
Operations:
  Net investment income (loss) ..............      (0.02)          0.03        0.05        0.04        0.01        0.04
  Net realized and unrealized gains (losses)
    on investments ..........................      (0.12)          0.48        1.14        0.15        1.65        0.36
                                               -----------     --------     -------     -------     -------     -------
    Total from operations ...................      (0.14)          0.51        1.19        0.19        1.66        0.40
                                               -----------     --------     -------     -------     -------     -------
Distributions to shareholders:
  From net investment income ................      (0.02)         (0.04)      (0.05)      (0.02)      (0.03)      (0.02)
  From net realized gains on investments ....      (2.84)         (0.79)         --          --          --          --
                                               -----------     --------     -------     -------     -------     -------
    Total distributions to shareholders .....      (2.86)         (0.83)      (0.05)      (0.02)      (0.03)      (0.02)
                                               -----------     --------     -------     -------     -------     -------
Net asset value, end of period ..............    $  6.41       $   9.41     $  9.73     $  8.59     $  8.42     $  6.79
                                               -----------     --------     -------     -------     -------     -------
                                               -----------     --------     -------     -------     -------     -------
SELECTED INFORMATION
Total return (b) ............................      (2.44)%         5.38%      13.88%       2.12%      24.56%       6.18%
Net assets at end of period (in millions) ...    $    26       $     31     $    48     $    78     $    84     $     9
Ratio of expenses to average daily net assets
  (f) .......................................       1.34%(e)       1.32%       1.40%       1.32%       1.28%       1.47%
Ratio of net investment income (loss) to
  average daily net assets ..................      (0.34)%(e)      0.20%       0.43%       0.37%       0.50%       0.56%
Average commission rate paid on portfolio
  transactions (c) ..........................    $0.0600       $ 0.0600         n/a         n/a         n/a         n/a
Portfolio turnover rate (excluding short-term
  securities) ...............................         80%           125%        182%        177%        154%        420%
Ratios before waivers by the adviser and/or
  distributor:
  Ratio of expenses to average daily net
    assets before waivers ...................       2.07%(e)       1.79%       1.63%       1.54%       1.86%       2.49%
  Ratio of net investment income (loss) to
    average daily net assets before
    waivers .................................      (1.07)%(e)     (0.27)%      0.20%       0.15%      (0.08)%     (0.46)%

                                                 CLASS B
                                               -----------
                                                 Period
                                                  Ended
                                                March 31,
                                                 1997(d)
                                               (Unaudited)
                                               -----------
PER-SHARE DATA
Net asset value, beginning of period ........    $  7.24
                                               -----------
Operations:
  Net investment loss .......................      (0.01)
  Net realized and unrealized loss on
    investments .............................      (0.83)
                                               -----------
    Total from operations ...................      (0.84)
                                               -----------
Net asset value, end of period ..............    $  6.40
                                               -----------
                                               -----------

SELECTED INFORMATION
Total return (b) ............................     (11.60)%
Net assets at end of period (in
  thousands) ................................    $    55
Ratio of expenses to average daily net
  assets ....................................       1.98%(e)
Ratio of net investment income (loss) to
  average daily net assets ..................      (1.55)%(e)
Average commission rate paid on portfolio
  transactions (c) ..........................    $0.0600
Portfolio turnover rate (excluding short-term
  securities) ...............................         80%
Ratios before waivers by the adviser:
  Ratio of expenses to average daily net
    assets before waivers ...................       2.53%(e)
  Ratio of net investment income (loss) to
    average daily net assets before
    waivers .................................      (2.10)%(e)

(A) PER-SHARE AMOUNTS HAVE BEEN ADJUSTED TO REFLECT THE EFFECT OF THE STOCK DIVIDEND DECLARED ON OCTOBER 21, 1996. SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.
(B) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(C)  DISCLOSED IN ACCORDANCE WITH GUIDELINES ADOPTED IN 1996.
(D)  COMMENCEMENT OF OFFERING OF CLASS B SHARES WAS FEBRUARY 18, 1997.
(E)  ANNUALIZED.
(F)  INCLUDES 0.15% OF INCOME TAX EXPENSE FOR FISCAL 1992.

--------------------------------------------------------------------------------

20                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      EMERGING GROWTH FUND

                                                                               CLASS A
                                               ------------------------------------------------------------------------
                                               Six Months
                                                  Ended
                                                March 31,                      Year Ended September 30,
                                                  1997         --------------------------------------------------------
                                               (Unaudited)       1996        1995        1994        1993        1992
                                               -----------     --------     -------     -------     -------     -------
PER-SHARE DATA (A)
Net asset value, beginning of period ........    $ 13.86       $  12.97     $  9.63     $  9.87     $  7.21     $  6.93
                                               -----------     --------     -------     -------     -------     -------
Operations:
  Net investment loss .......................      (0.04)         (0.05)      (0.06)      (0.04)      (0.03)         --
  Net realized and unrealized gains (losses)
    on investments ..........................      (1.29)          2.18        3.40       (0.20)       2.69        0.32
                                               -----------     --------     -------     -------     -------     -------
    Total from operations ...................      (1.33)          2.13        3.34       (0.24)       2.66        0.32
                                               -----------     --------     -------     -------     -------     -------
Distributions to shareholders:
  From net realized gains on investments ....      (1.25)         (1.24)         --          --          --       (0.04)
                                               -----------     --------     -------     -------     -------     -------
Net asset value, end of period ..............    $ 11.28       $  13.86     $ 12.97     $  9.63     $  9.87     $  7.21
                                               -----------     --------     -------     -------     -------     -------
                                               -----------     --------     -------     -------     -------     -------

SELECTED INFORMATION
Total return (b) ............................     (10.47)%        17.84%      34.68%      (2.38)%     36.92%       4.55%
Net assets at end of period (in millions) ...    $   225       $    304     $   253     $   224     $   191     $   110
Ratio of expenses to average daily net
  assets ....................................       1.23%(e)       1.18%       1.24%       1.24%       1.29%       1.30%
Ratio of net investment loss to average daily
  net assets ................................      (0.56)%(e)     (0.41)%     (0.51)%     (0.38)%     (0.34)%     (0.14)%
Average commission rate paid on portfolio
  transactions (c) ..........................    $0.0600       $ 0.0600         n/a         n/a         n/a         n/a
Portfolio turnover rate (excluding short-term
  securities) ...............................         31%            44%         33%         31%         30%         21%
Ratios before waivers by the adviser and/or
  distributor:
  Ratio of expenses to average daily net
    assets before waivers ...................       1.40%(e)       1.37%       1.42%       1.44%       1.49%       1.56%
  Ratio of net investment loss to average
    daily net assets before waivers .........      (0.73)%(e)     (0.60)%     (0.69)%     (0.58)%     (0.54)%     (0.40)%

                                                 CLASS B       CLASS Y
                                               -----------   -----------
                                                 Period        Period
                                                  Ended         Ended
                                                March 31,     March 31,
                                                 1997(d)       1997(d)
                                               (Unaudited)   (Unaudited)
                                               -----------   -----------
PER-SHARE DATA
Net asset value, beginning of period ........    $ 12.54       $ 12.54
                                               -----------   -----------
Operations:
  Net investment loss .......................      (0.01)           --
  Net realized and unrealized loss on
    investments .............................      (1.25)        (1.25)
                                               -----------   -----------
    Total from operations ...................      (1.26)        (1.25)
                                               -----------   -----------
Net asset value, end of period ..............    $ 11.28       $ 11.29
                                               -----------   -----------
                                               -----------   -----------

SELECTED INFORMATION
Total return (b) ............................     (10.05)%       (9.97)%
Net assets at end of period (in thousands and
  millions for Class B and Class Y,
  respectively) .............................    $   187       $    41
Ratio of expenses to average daily net
  assets ....................................       1.87%(e)      0.87%
Ratio of net investment income (loss) to
  average daily net assets ..................      (1.09)%(e)     (0.09)%
Average commission rate paid on portfolio
  transactions (c) ..........................    $0.0600       $0.0600
Portfolio turnover rate (excluding short-term
  securities) ...............................         31%           31%

(A) PER-SHARE AMOUNTS HAVE BEEN ADJUSTED TO REFLECT THE EFFECT OF THE STOCK DIVIDEND DECLARED ON DECEMBER 23, 1995. SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.
(B) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(C)  DISCLOSED IN ACCORDANCE WITH GUIDELINES ADOPTED IN 1996.
(D)  COMMENCEMENT OF OFFERING OF CLASS B AND CLASS Y SHARES WAS FEBRUARY 18,
     1997.
(E)  ANNUALIZED.

--------------------------------------------------------------------------------

21                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      GROWTH FUND

                                                                               CLASS A
                                               ------------------------------------------------------------------------
                                               Six Months
                                                  Ended
                                                March 31,                      Year Ended September 30,
                                                  1997         --------------------------------------------------------
                                               (Unaudited)       1996        1995        1994        1993        1992
                                               -----------     --------     -------     -------     -------     -------
PER-SHARE DATA (A)
Net asset value, beginning of period ........    $ 10.58       $  10.20     $  9.45     $  9.65     $  8.53     $  8.43
                                               -----------     --------     -------     -------     -------     -------
Operations:
  Net investment income .....................       0.01           0.03        0.04        0.04        0.06        0.09
  Net realized and unrealized gains (losses)
    on investments ..........................       0.38           1.55        1.80       (0.18)       1.12        0.38
                                               -----------     --------     -------     -------     -------     -------
    Total from operations ...................       0.39           1.58        1.84       (0.14)       1.18        0.47
                                               -----------     --------     -------     -------     -------     -------
Distributions to shareholders:
  From net investment income ................      (0.02)         (0.03)      (0.04)      (0.06)      (0.06)      (0.08)
  From net realized gains on investments ....      (1.06)         (1.17)      (1.05)         --          --       (0.29)
                                               -----------     --------     -------     -------     -------     -------
    Total distributions to shareholders .....      (1.08)         (1.20)      (1.09)      (0.06)      (0.06)      (0.37)
                                               -----------     --------     -------     -------     -------     -------
Net asset value, end of period ..............    $  9.89       $  10.58     $ 10.20     $  9.45     $  9.65     $  8.53
                                               -----------     --------     -------     -------     -------     -------
                                               -----------     --------     -------     -------     -------     -------

SELECTED INFORMATION
Total return (b) ............................       3.68%         16.87%      20.60%      (1.51)%     13.85%       5.76%
Net assets at end of period (in millions) ...    $   174       $    178     $   172     $   195     $   252     $   200
Ratio of expenses to average daily net
  assets ....................................       1.27%(e)       1.24%       1.27%       1.23%       1.26%       1.29%
Ratio of net investment income to average
  daily net assets ..........................       0.26%(e)       0.28%       0.40%       0.43%       0.66%       1.04%
Average commission rate paid on portfolio
  transactions (c) ..........................    $0.0600       $ 0.0600         n/a         n/a         n/a         n/a
Portfolio turnover rate (excluding short-term
  securities) ...............................         17%            19%         80%         11%         45%         36%
Ratios before waivers by the distributor:
  Ratio of expenses to average daily net
    assets before waivers ...................       1.44%(e)       1.43%       1.45%       1.42%       1.44%       1.47%
  Ratio of net investment income to average
    daily net assets before waivers .........       0.09%(e)       0.09%       0.22%       0.24%       0.48%       0.86%

                                                 CLASS B
                                               -----------
                                                 Period
                                                  Ended
                                                March 31,
                                                 1997(d)
                                               (Unaudited)
                                               -----------
PER-SHARE DATA
Net asset value, beginning of period ........    $ 10.53
                                               -----------
Operations:
  Net investment loss .......................      (0.01)
  Net realized and unrealized loss on
    investments .............................      (0.63)
                                               -----------
    Total from operations ...................      (0.64)
                                               -----------
Net asset value, end of period ..............    $  9.89
                                               -----------
                                               -----------

SELECTED INFORMATION
Total return (b) ............................      (6.08)%
Net assets at end of period (in
  thousands) ................................    $    52
Ratio of expenses to average daily net
  assets ....................................       1.89%(e)
Ratio of net investment income (loss) to
  average daily net assets ..................      (0.75)%(e)
Average commission rate paid on portfolio
  transactions (c) ..........................    $0.0600
Portfolio turnover rate (excluding short-term
  securities) ...............................         17%

(A) PER-SHARE AMOUNTS HAVE BEEN ADJUSTED TO REFLECT THE EFFECT OF THE STOCK DIVIDEND DECLARED ON OCTOBER 21, 1996. SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.
(B) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(C)  DISCLOSED IN ACCORDANCE WITH GUIDELINES ADOPTED IN 1996.
(D)  COMMENCEMENT OF OFFERING OF CLASS B SHARES WAS FEBRUARY 18, 1997.
(E)  ANNUALIZED.

--------------------------------------------------------------------------------

22                                     1997 Semiannual Report - U.S. Growth
                                     Funds

                     Investments in Securities (Unaudited)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND                                          March 31, 1997
 .........................................................................................

                                                             Number              Market
Description of Security                                     of Shares          Value (a)
---------------------------------------------------------  -----------        ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

COMMON STOCK (94.2%):
  BASIC MATERIALS (4.6%):
    Brunswick Technologies ..............................       30,000(b)     $    285,000
    CFC International, Inc. .............................        9,000(b)          105,750
    ChiRex Inc. .........................................       20,000(b)          205,000
    Nuco2 Inc. ..........................................        7,500(b)           91,875
    OM Group ............................................       15,000             421,875
    Valspar Corp. .......................................        3,000              86,250
                                                                              ------------
                                                                                 1,195,750
                                                                              ------------

  CAPITAL GOODS AND SERVICES (10.0%):
    Aftermarket Technology ..............................       20,000(b)          310,000
    Chicago Miniature Lamp ..............................       19,000(b)          372,875
    Control Devices Inc. ................................       15,000(b)          187,500
    Cuno Inc. ...........................................       27,000(b)          415,125
    Miller (Herman) .....................................       10,000             682,500
    OmniQuip International Inc. .........................        1,000(b)           14,500
    Perceptron Inc. .....................................       10,000(b)          262,500
    Tower Automotive ....................................       10,000(b)          390,000
                                                                              ------------
                                                                                 2,635,000
                                                                              ------------

  COMMERCIAL SERVICES (8.4%):
    ABR Information Services ............................       18,000             324,000
    Interim Services ....................................       10,000(b)          388,750
    JP Foodservice ......................................       20,000(b)          552,500
    Metro Information Services ..........................        5,000(b)           63,125
    Wackenhut Corrections ...............................       17,000(b)          272,000
    Watsco Inc. .........................................       12,000             306,000
    Wilmar Industries ...................................       20,000(b)          310,000
                                                                              ------------
                                                                                 2,216,375
                                                                              ------------

  CONSUMER NON-DURABLES (1.4%):
    Carson Inc 'A' ......................................       20,000(b)          230,000
    Robert Mondavi Class A ..............................        4,150(b)          150,437
                                                                              ------------
                                                                                   380,437
                                                                              ------------

  CONSUMER SERVICES (4.3%):
    Carriage Services 'A' ...............................        7,000(b)          133,875
    Equity Corp. International ..........................       17,000(b)          357,000
    Evergreen Media Corporation 'A' .....................       10,000(b)          291,875
    York Group Inc. .....................................       18,000             337,500
                                                                              ------------
                                                                                 1,120,250
                                                                              ------------

  FINANCIAL SERVICES (10.0%):
    AMRESCO Inc. ........................................       13,000(b)          216,125
    Commerce Bancorp ....................................        6,825             187,687
    First Republic Bancorp (CA) .........................       20,000(b)          445,000
    First Savings Bank of Washington ....................       15,000             283,125
    Money Store .........................................       15,000             315,000
    ReliaStar Financial .................................       10,000             591,250
    TCF Financial .......................................       15,000             594,375
                                                                              ------------
                                                                                 2,632,562
                                                                              ------------

                                                             Number              Market
Description of Security                                     of Shares          Value (a)
---------------------------------------------------------  -----------        ------------

  HEALTH CARE (15.0%):
    Biosite Diagnostics .................................       15,000(b)     $    146,250
    Daou Systems Inc. ...................................       31,000(b)          209,250
    Digene Corp. ........................................       35,000(b)          398,125
    Enterprise Systems Inc. .............................       15,000(b)          337,500
    Express Scripts 'A' .................................       14,000(b)          500,500
    FPA Medical Management Inc. .........................       15,000(b)          288,750
    Genesis Health Ventures .............................       17,000(b)          531,250
    HPR Inc. ............................................       20,000(b)          225,000
    IDEXX Laboratories ..................................        7,000(b)           98,000
    NeXstar Pharmaceuticals .............................        8,000(b)           80,000
    Novoste Corp. .......................................        9,000(b)          135,000
    Patterson Dental ....................................       10,000(b)          340,000
    Physio-Control International ........................       11,000(b)          152,625
    SEQUUS Pharmaceuticals ..............................       20,000(b)          152,500
    Urogen ..............................................       10,000(b)(d)            10
    Urologix Inc. .......................................       20,000(b)          340,000
                                                                              ------------
                                                                                 3,934,760
                                                                              ------------

  RETAIL TRADE (7.1%):
    Eagle Hardware and Garden ...........................       10,000(b)          180,000
    Mazel Stores ........................................       10,000(b)          205,000
    O'Reilly Automotive .................................        6,500(b)          238,875
    Pier 1 Imports ......................................       20,000             352,500
    Stage Stores ........................................       17,000(b)          374,000
    Sunglass Hut International ..........................       23,000(b)          161,000
    Zale Corp. ..........................................       20,000(b)          367,500
                                                                              ------------
                                                                                 1,878,875
                                                                              ------------

  TECHNOLOGY (25.7%):
    Actel Corp. .........................................       15,000(b)          326,250
    BISYS Group .........................................        8,000(b)          252,000
    Coherent Communication Systems Corp. ................       15,000(b)          258,750
    Comverse Technology .................................       15,000(b)          592,500
    Cymer, Inc. .........................................       10,000(b)          358,750
    Dataworks Corp. .....................................       25,000(b)          362,500
    DuPont Photomasks ...................................       10,000(b)          377,500
    FSI International ...................................       20,000(b)          225,000
    INSO Corp. ..........................................       15,000(b)          563,438
    Natural MicroSystems Corp. ..........................       30,000(b)          596,250
    Ontrack Data International ..........................       30,000(b)          450,000
    Renaissance Solutions ...............................       10,000(b)          252,500
    Sipex Corp. .........................................       15,000(b)          438,750
    Stratasys Inc. ......................................       30,000(b)          532,500
    Technology Solutions ................................       10,000(b)          276,250
    Tecnomatix Technologies Ltd. ........................       15,000(b)          311,250
    TriQuint Semiconductor ..............................       24,000(b)          573,000
                                                                              ------------
                                                                                 6,747,188
                                                                              ------------

  TRANSPORTATION (1.8%):
    Knightsbridge Tankers Ltd. ..........................       20,000(b)          485,000
                                                                              ------------

  ENERGY (5.9%):
    Lomak Petroleum .....................................       16,000             304,000
    Marine Drilling .....................................       19,000(b)          337,250
    Newpark Resources ...................................       12,000(b)          525,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

23                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND
(CONTINUED)

                                                            Number of
                                                            Shares or
                                                            Principal            Market
Description of Security                                      Amount            Value (a)
---------------------------------------------------------  -----------        ------------
    Smith International .................................        8,300(b)     $    378,688
                                                                              ------------
                                                                                 1,544,938
                                                                              ------------

      Total Common Stock
        (cost: $24,171,650)  ............................                       24,771,135
                                                                              ------------

SHORT-TERM SECURITIES (4.7%):
    Repurchase agreement with Goldman Sachs, acquired on
      3/31/97, interest of $224, 6.53%, 4/1/97
      (cost: $1,236,000) ................................  $ 1,236,000(c)        1,236,000
                                                                              ------------

      Total Investments in Securities
        (cost: $25,407,650) (e)  ........................                     $ 26,007,135
                                                                              ------------
                                                                              ------------

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B)  CURRENTLY NON-INCOME PRODUCING.
(C) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(D) SECURITY IS RESTRICTED (CANNOT BE OFFERED FOR PUBLIC SALE) AND ILLIQUID. SECURITY WAS ACQUIRED AS A RESULT OF A SPINOFF FROM MEDSTONE INTERNATIONAL. OWNERSHIP OF SECURITY CANNOT BE LEGALLY TRANSFERRED BEFORE DEC. 31, 1997.
(E) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  2,934,073
      GROSS UNREALIZED DEPRECIATION ......    (2,334,588)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $    599,485
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

24                                     1997 Semiannual Report - U.S. Growth
                                     Funds

                     Investments in Securities (Unaudited)
--------------------------------------------------------------------------------

EMERGING GROWTH FUND                                              March 31, 1997
 .......................................................................................

                                                             Number            Market
Description of Security                                     of Shares        Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

COMMON STOCK (92.2%):
  BASIC MATERIALS (5.2%):
    Ecolab Inc. .........................................       77,000      $  2,926,000
    Fuller (HB) .........................................       60,000         2,925,000
    Sealed Air ..........................................      108,000(b)      4,441,500
    Valspar Corp. .......................................      128,000         3,680,000
                                                                            ------------
                                                                              13,972,500
                                                                            ------------

  CAPITAL GOODS AND SERVICES (9.1%):
    Danaher Corp. .......................................      100,000         4,162,500
    Fastenal Co. ........................................       75,000         2,625,000
    Miller (Herman) .....................................       33,000         2,252,250
    Pentair, Inc. .......................................      100,000         2,887,500
    Thermo Electron .....................................      157,500(b)      4,862,812
    U.S. Filter .........................................       40,000(b)      1,235,000
    United Waste Systems Inc. ...........................      170,000(b)      6,332,500
                                                                            ------------
                                                                              24,357,562
                                                                            ------------

  COMMERCIAL SERVICES (6.1%):
    AccuStaff Inc. ......................................       95,000(b)      1,591,250
    Cintas Corp. ........................................       35,000         1,846,250
    G & K Services Class A ..............................       50,000(b)      1,500,000
    Interim Services ....................................       80,000(b)      3,110,000
    Richfood Holdings ...................................      167,500         3,140,625
    Viking Office Products ..............................      175,000(b)      3,390,625
    Wackenhut Corrections ...............................      110,000(b)      1,760,000
                                                                            ------------
                                                                              16,338,750
                                                                            ------------

  CONSUMER NON-DURABLES (4.3%):
    Rexall Sundown ......................................      115,000(b)      2,946,875
    Robert Mondavi Class A ..............................       44,150(b)      1,600,437
    Sola International ..................................      115,000(b)      2,659,375
    Tommy Hilfiger ......................................       80,000(b)      4,180,000
                                                                            ------------
                                                                              11,386,687
                                                                            ------------

  CONSUMER SERVICES (10.2%):
    Apollo Group Class A ................................      110,000(b)      2,695,000
    Clear Channel Communication .........................       76,000(b)      3,258,500
    CUC International ...................................      225,000(b)      5,062,500
    DeVRY Inc. ..........................................      120,000(b)      2,640,000
    Papa John's International Inc. ......................      113,000(b)      2,980,375
    Regal Cinemas .......................................      130,000(b)      3,510,000
    Stewart Enterprises Class A .........................      195,000         7,117,500
                                                                            ------------
                                                                              27,263,875
                                                                            ------------

  FINANCIAL SERVICES (13.5%):
    AMRESCO Inc. ........................................      125,000(b)      2,078,125
    Commercial Federal ..................................      105,000         3,543,750
    FINOVA Group ........................................       87,000         5,883,375
    Firstar Corp. .......................................      100,000         2,750,000
    Green Tree Financial ................................      154,000         5,197,500
    MGIC Investment .....................................       40,000         2,830,000
    Nationwide Financial Services, Inc. .................        7,200(b)        185,400
    PMI Group ...........................................       56,000         2,807,000

                                                             Number            Market
Description of Security                                     of Shares        Value (a)
---------------------------------------------------------  -----------      ------------
    ReliaStar Financial .................................       35,000      $  2,069,375
    Schwab (Charles) Corp. ..............................      100,000         3,187,500
    TCF Financial .......................................      135,000         5,349,375
                                                                            ------------
                                                                              35,881,400
                                                                            ------------

  HEALTH CARE (10.1%):
    BioChem Pharma ......................................       32,000(b)      1,376,000
    Cardinal Health .....................................       35,000         1,903,125
    Daou Systems Inc. ...................................      114,500(b)        772,875
    Elan Corp. PLC - ADR ................................      130,000(b)      4,436,250
    Genesis Health Ventures .............................      108,500(b)      3,390,625
    Genzyme Corp. - General Division ....................      100,000(b)      2,250,000
    Oxford Health Plans .................................       30,000(b)      1,758,750
    PhyCor Inc. .........................................      140,625(b)      3,832,031
    Physician Sales & Service ...........................      215,000(b)      2,714,375
    Quintiles Transnational .............................       34,625(b)      1,865,422
    Stryker Corp. .......................................      110,000         2,736,250
                                                                            ------------
                                                                              27,035,703
                                                                            ------------

  RETAIL TRADE (3.8%):
    Consolidated Stores .................................       83,750(b)      2,952,188
    Kohl's Corp. ........................................       90,000(b)      3,813,750
    Stage Stores ........................................      120,000(b)      2,640,000
    Sunglass Hut International ..........................       90,000(b)        630,000
                                                                            ------------
                                                                              10,035,938
                                                                            ------------

  TECHNOLOGY (21.1%):
    ADC Telecommunications ..............................      100,000(b)      2,687,500
    Altera Corp. ........................................      150,000(b)      6,450,000
    American Management Systems .........................       75,000(b)      1,650,000
    Analog Devices ......................................      133,333(b)      2,999,993
    Andrew Corp. ........................................      168,750(b)      6,096,094
    ASM Lithography Holding NV ..........................       60,000(b)      4,500,000
    BISYS Group .........................................       78,000(b)      2,457,000
    Cambridge Technology Partners Inc. ..................      130,000(b)      3,006,250
    Comverse Technology .................................       80,000(b)      3,160,000
    EMC Corp. ...........................................      100,000(b)      3,550,000
    Fiserv Inc. .........................................       80,000(b)      2,980,000
    FORE Systems ........................................       75,000(b)      1,125,000
    INSO Corp. ..........................................      100,000(b)      3,756,250
    KLA Instruments .....................................       75,000(b)      2,737,500
    PeopleSoft Inc. .....................................       30,000(b)      1,200,000
    Sterling Commerce ...................................       96,300(b)      2,792,700
    Teradyne Inc. .......................................       65,000(b)      1,876,875
    VeriFone Inc. .......................................      100,000(b)      3,275,000
                                                                            ------------
                                                                              56,300,162
                                                                            ------------

  TRANSPORTATION (2.2%):
    Wisconsin Central Transportation ....................      165,000(b)      5,816,250
                                                                            ------------

  ENERGY (6.6%):
    ENSCO International .................................       60,000(b)      2,955,000
    Falcon Drilling .....................................       55,000(b)      2,035,000
    Noble Affiliates ....................................      110,000         4,152,500
    Reading & Bates .....................................      132,000(b)      2,986,500

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

25                                     1997 Semiannual Report - U.S. Growth
                                     Funds

--------------------------------------------------------------------------------

EMERGING GROWTH FUND
(CONTINUED)

                                                            Number of
                                                            Shares or
                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Smith International .................................      118,000(b)   $  5,383,750
                                                                            ------------
                                                                              17,512,750
                                                                            ------------

      Total Common Stock
        (cost: $177,448,777)  ...........................                    245,901,577
                                                                            ------------

SHORT-TERM SECURITIES (7.3%):
    Repurchase agreement with Goldman Sachs, acquired on
      3/31/97, interest of $3,548, 6.53%, 4/1/97
      (cost: $19,558,000) ...............................  $19,558,000(c)     19,558,000
                                                                            ------------

      Total Investments in Securities
        (cost: $197,006,777) (d)  .......................                   $265,459,577
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B)  CURRENTLY NON-INCOME PRODUCING.
(C) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(D) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 79,060,612
      GROSS UNREALIZED DEPRECIATION ......   (10,607,812)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $ 68,452,800
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

26                                     1997 Semiannual Report - U.S. Growth
                                     Funds

                     Investments in Securities (Unaudited)
--------------------------------------------------------------------------------

GROWTH FUND                                                       March 31, 1997
 .......................................................................................

                                                             Number            Market
Description of Security                                     of Shares        Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

COMMON STOCK (99.0%):
  BASIC MATERIALS (13.9%):
    Aluminum Company of America .........................       50,000      $  3,400,000
    Morton International ................................      200,000         8,450,000
    Newmont Mining ......................................       75,000         2,906,250
    Phelps Dodge ........................................       50,000         3,656,250
    USX - U.S. Steel Group ..............................      100,000         2,662,500
    Willamette Industries ...............................       50,000         3,125,000
                                                                            ------------
                                                                              24,200,000
                                                                            ------------

  CAPITAL GOODS AND SERVICES (18.6%):
    AlliedSignal Inc. ...................................      125,000         8,906,250
    Fluor Corp. .........................................       20,000         1,050,000
    Magna International Class A .........................      100,000         4,962,500
    Pentair, Inc. .......................................      150,000         4,331,250
    Transocean Offshore Inc. ............................      120,000         6,735,000
    Wabash National .....................................       98,000         1,702,750
    WMX Technologies, Inc. ..............................      150,000         4,593,750
                                                                            ------------
                                                                              32,281,500
                                                                            ------------

  COMMERCIAL SERVICES (1.2%):
    Sensormatic Electronics .............................      125,000         2,109,375
                                                                            ------------

  CONSUMER DURABLES (4.3%):
    Ford Motor ..........................................      150,000         4,706,250
    General Motors ......................................       50,000         2,768,750
                                                                            ------------
                                                                               7,475,000
                                                                            ------------

  CONSUMER NON-DURABLES (2.6%):
    Reebok International ................................      100,000         4,487,500
                                                                            ------------

  CONSUMER SERVICES (1.8%):
    Darden Restaurants ..................................      200,000         1,575,000
    H&R Block ...........................................       55,000         1,615,625
                                                                            ------------
                                                                               3,190,625
                                                                            ------------

  FINANCIAL SERVICES (10.9%):
    American International Group ........................       30,000         3,521,250
    Federal National Mortgage Association                       70,000         2,528,750
    FINOVA Group ........................................       35,000         2,366,875
    Franklin Resources ..................................       60,000         3,060,000
    Norwest Corp. .......................................      100,000         4,625,000
    TCF Financial .......................................       70,000         2,773,750
                                                                            ------------
                                                                              18,875,625
                                                                            ------------

  HEALTH CARE (2.1%):
    Columbia / HCA Healthcare ...........................       52,500         1,765,313
    Medtronic, Inc. .....................................       30,000         1,867,500
                                                                            ------------
                                                                               3,632,813
                                                                            ------------

  RETAIL TRADE (10.1%):
    Albertson's, Inc. ...................................      100,000         3,400,000
    Gap Inc. ............................................      200,000         6,700,000
    Limited Inc. ........................................      200,000         3,675,000

                                                            Number of
                                                            Shares or
                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Sears, Roebuck ......................................       75,000      $  3,768,750
                                                                            ------------
                                                                              17,543,750
                                                                            ------------

  TECHNOLOGY (4.0%):
    CompuServe Corp. ....................................       75,000(b)        739,453
    Imation Corp. .......................................      100,000(b)      2,500,000
    Intel Corp. .........................................       10,000         1,391,250
    Tech Data Corp. .....................................      100,000(b)      2,412,500
                                                                            ------------
                                                                               7,043,203
                                                                            ------------

  TRANSPORTATION (4.1%):
    AMR Corp. ...........................................       50,000(b)      4,125,000
    Burlington Northern Santa Fe ........................       40,000         2,960,000
                                                                            ------------
                                                                               7,085,000
                                                                            ------------

  UTILITIES (11.2%):
    AirTouch Communications .............................      250,000(b)      5,750,000
    Enron ...............................................      200,000         7,600,000
    Enron Global Power & Pipeline LLC ...................      105,200         2,906,150
    GTE Corp. ...........................................       70,000         3,263,750
                                                                            ------------
                                                                              19,519,900
                                                                            ------------

  ENERGY (14.2%):
    Anadarko Petroleum ..................................       50,000         2,806,250
    Baker Hughes Inc. ...................................      200,000         7,675,000
    Burlington Resources ................................       80,000         3,420,000
    Noble Affiliates ....................................       75,000         2,831,250
    Schlumberger Ltd. ...................................       75,000         8,043,750
                                                                            ------------
                                                                              24,776,250
                                                                            ------------

      Total Common Stock
        (cost: $124,891,289)  ...........................                    172,220,541
                                                                            ------------

SHORT-TERM SECURITIES (0.1%):
    Repurchase agreement with Goldman Sachs, acquired on
      3/31/97, interest of $20, 6.53%, 4/1/97
      (cost: $111,000) ..................................  $   111,000(c)        111,000
                                                                            ------------

      Total Investments in Securities
        (cost: $125,002,289) (d)  .......................                   $172,331,541
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B)  CURRENTLY NON-INCOME PRODUCING.
(C) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(D) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 54,885,665
      GROSS UNREALIZED DEPRECIATION ......    (7,556,413)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $ 47,329,252
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

27                                     1997 Semiannual Report - U.S. Growth
                                     Funds

             Directors and Officers
--------------------------------------------------

                      DIRECTORS
                      David T. Bennett, CHAIRMAN, HIGHLAND HOMES, INC., USL
                          PRODUCTS, INC., KIEFER BUILT, INC., OF COUNSEL, GRAY, PLANT, MOOTY, MOOTY & BENNETT, P.A.
                      Jaye F. Dyer, PRESIDENT, DYER MANAGEMENT COMPANY
                      William H. Ellis, PRESIDENT, PIPER JAFFRAY COMPANIES INC.,
                          PIPER CAPITAL MANAGEMENT INCORPORATED
                      Karol D. Emmerich, PRESIDENT, THE PARACLETE GROUP
                      Luella G. Goldberg, DIRECTOR, TCF FINANCIAL, RELIASTAR
                          FINANCIAL CORP., HORMEL FOODS CORP.
                      David A. Hughey, RETIRED EXECUTIVE VICE PRESIDENT AND
                          CHIEF ADMINISTRATIVE OFFICER OF DEAN WITTER
                          INTERCAPITAL INC. AND DEAN WITTER TRUST CO.
                      George Latimer, CHIEF EXECUTIVE OFFICER, NATIONAL EQUITY
                          FUNDS

                      OFFICERS
                      William H. Ellis, CHAIRMAN OF THE BOARD
                      Paul A. Dow, PRESIDENT
                      Robert H. Nelson, VICE PRESIDENT AND TREASURER Susan Sharp Miley, SECRETARY

                      INVESTMENT ADVISER
                      Piper Capital Management Incorporated
                      222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804

                      TRANSFER AND DIVIDEND DISBURSING AGENTS
                      Investors Fiduciary Trust Company
                      127 WEST 10TH STREET, KANSAS CITY, MO 64105-1716 Piper Jaffray Inc.
                      222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804 Piper Trust Company
                      222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804

                      CUSTODIAN AND ACCOUNTING AGENT
                      Investors Fiduciary Trust Company
                      127 WEST 10TH STREET, KANSAS CITY, MO 64105-1716

                      LEGAL COUNSEL
                      Dorsey & Whitney LLP
                      220 SOUTH SIXTH STREET, MINNEAPOLIS, MN 55402

--------------------------------------------------------------------------------

28                                     1997 Semiannual Report - U.S. Growth
                                     Funds
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                                 SHAREHOLDER SERVICES
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As a shareholder in Piper Funds, you have access to a full range of services and benefits.

Check your prospectus for details about services and any limitations that might apply to your fund.
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LOW MINIMUM INVESTMENTS

You can open a Piper Fund account with a minimum investment of $250.

QUANTITY DISCOUNTS

If your initial investment exceeds a specified amount, if an investment combined with the value of your existing Piper shares exceeds a specified amount, or if your investments combined during a 13-month period exceed a specified amount, you can reduce or even eliminate the front-end sales charge.

WAIVER OF SALES CHARGES

Money market funds carry no sales charges.* Sales charges on other Piper Funds are waived on purchases of $500,000 or more. However, a contingent deferred sales charge may be imposed. See your prospectus for details.

AUTOMATIC REINVESTMENT OF DISTRIBUTIONS

For maximum growth of your assets, you can reinvest dividends and capital gains automatically in additional shares of your fund without a sales charge.

CROSS-REINVESTMENT OF DISTRIBUTIONS

Diversify your holdings by reinvesting dividends and capital gains from one Piper Fund to another.

CASH DISTRIBUTIONS

If you prefer, take your dividends and/or capital gains in cash.

AUTOMATIC MONTHLY INVESTMENT PROGRAM

You may automatically transfer $25 or more each month from any Piper money market fund* into many other Piper Funds.

AUTOMATIC MONTHLY MONEY TRANSFER PROGRAM

If you are starting a savings discipline or seeking a convenient way to invest, you can transfer a minimum of $100 automatically from your bank, savings and loan or other financial institution into many of the Piper Funds.

EXCHANGE PRIVILEGES

Revise your investment plan without incurring a sales charge by moving assets from one Piper Fund to another with the same fee structure. See your prospectus for restrictions involving exchanges between funds with different sales charges.

REINVESTMENT PRIVILEGES

If you buy a fund with a sales charge and later redeem your shares, you may reinvest all or part of the proceeds in shares of that fund or another Piper Fund within 30 days and pay no additional sales charge, subject to each fund's minimum investment requirements.

SYSTEMATIC WITHDRAWAL PLAN

If your account has a value of $5,000 or more, you can elect to receive periodic payments of $100 or more, at no cost, excluding money market funds.

ACCOUNT STATEMENTS

Whenever you add to or withdraw money from your account, you'll receive a monthly statement from Piper Jaffray. Accounts with no activity receive a quarterly statement instead. Periodic dividend and capital gain distributions, if any, also appear on your statement.

CONFIRMATION OF TRANSACTIONS

You receive a confirmation statement following every transaction, except in the money market funds. All transactions are reflected on your account statement.

* An investment in a Piper money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

                             29   1997 Semiannual Report - U.S. Growth Funds

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                             32   1997 Semiannual Report - U.S. Growth Funds

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Glossary of Terms***

FOR MORE INFORMATION
By Phone [GRAPHIC]
1 800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services
representatives are ready to answer
your questions.

TO LISTEN TO MONTHLY FUND UPDATES
press 3, press 1, then press:

12  for Small Company Growth Fund
13  for Emerging Growth Fund
14  for Growth Fund

TO ORDER LITERATURE
press 5, ask a service representative to mail you additional literature, including a Quarterly Update. You can also request to be put on a mailing list to receive this information automatically each quarter.

BY MAIL [GRAPHIC]
Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our
shareholders, we have implemented a
process to reduce duplicate mailings of
the funds' shareholder reports. This
householding process should allow us to
mail one report to each address where
one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual
Fund Services area at  1 800 866-7778,
or mail a request to us.

ON-LINE  [GRAPHIC]

http://www.piperjaffray.com/

BENCHMARK
An established basis of comparison for an investment's performance. Benchmarks may be an unmanaged market index or a group of similar investments.

BLUE-CHIP STOCKS
Stock of a nationally-known company with a long record of profit growth and dividend payment and a reputation for quality management, products and services.

CORRECTION
Reverse movement, usually downward, in the price of a stock.

CYCLICAL STOCKS
Shares of companies that are highly dependent on the state of the economy (also called economically sensitive stocks). When the economy slows, their earnings generally fall rapidly, and typically, so does the stock price. But when the economy recovers, earnings generally rise rapidly, and the price of the stock typically goes up.

FUNDAMENTALS
A company's fundamentals include its assets, earnings, sales, products, management and markets. A portfolio manager who uses "fundamental analysis" in decision making looks at these factors to determine whether a company's stock is undervalued or overvalued at its current market price.

OVERVALUED
A security is overvalued if it is selling at a price higher than what analysts believe it is worth.

OVERWEIGHTED OR OVERWEIGHTING
In portfolio management, overweighting means a fund's portfolio contains a higher percentage of a certain sector than its benchmark.

SECTOR
Refers to a particular group of stocks, usually in one industry.

UNDERWEIGHTED OR UNDERWEIGHTING
In portfolio management, underweighting means a fund's portfolio contains a lower percentage of a certain sector than its benchmark.

VALUATIONS
The determined or estimated value of a particular stock.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

                                          33

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    U.S. Growth Funds

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